Segment reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	$ 205,118	$ 143,180
Production cost of sales	(100,979)	(81,832)
Depletion of mineral property	(35,301)	(28,562)
Depreciation and amortization of property, plant and equipment	(22,874)	(16,006)
Cost of sales	(159,154)	(126,400)
Gross profit (loss) from mining operations	45,964	16,780
Income (loss) from operations	18,082	(6,157)
Loss on spin out of Plexmar net assets	(4,412)
Interest expense and other finance costs	(3,263)	(3,676)
Other income (expense)	818	1,574
Foreign currency exchange gain (loss)	(1,737)	1,295
Profit (loss) before tax	9,488	(6,964)
Income tax expense	(10,348)	(5,757)
Net income (loss) from operations	(860)	(12,721)
Total assets	340,601	364,812
Non-current assets	266,698	285,930
Total liabilities	159,923	178,850
Operating segment | PERU
Disclosure of operating segments [line items]
Total assets	205,233	238,181
Non-current assets	155,401	180,260
Total liabilities	134,323	142,981
Operating segment | MEXICO
Disclosure of operating segments [line items]
Total assets	132,826	117,402
Non-current assets	111,212	97,329
Total liabilities	24,086	33,170
Operating segment | CANADA
Disclosure of operating segments [line items]
Total assets	2,542	9,229
Non-current assets	85	8,341
Total liabilities	1,514	2,699
Operating segment | Yauricocha Mine | PERU
Disclosure of operating segments [line items]
Revenue	154,153	97,290
Production cost of sales	(67,542)	(53,705)
Depletion of mineral property	(31,448)	(24,384)
Depreciation and amortization of property, plant and equipment	(12,783)	(7,812)
Cost of sales	(111,773)	(85,901)
Gross profit (loss) from mining operations	42,380	11,389
Income (loss) from operations	29,428	1,149
Loss on spin out of Plexmar net assets	0
Interest expense and other finance costs	(2,801)	(3,093)
Other income (expense)	1,156	919
Foreign currency exchange gain (loss)	222	(312)
Profit (loss) before tax	28,005	(1,337)
Income tax expense	(10,047)	(3,913)
Net income (loss) from operations	17,958	(5,250)
Operating segment | Bolivar Mine | MEXICO
Disclosure of operating segments [line items]
Revenue	44,949	33,267
Production cost of sales	(27,418)	(23,064)
Depletion of mineral property	(3,163)	(3,426)
Depreciation and amortization of property, plant and equipment	(8,275)	(6,719)
Cost of sales	(38,856)	(33,209)
Gross profit (loss) from mining operations	6,093	58
Income (loss) from operations	(1,328)	(7,125)
Loss on spin out of Plexmar net assets	0
Interest expense and other finance costs	0	(335)
Other income (expense)	(910)	540
Foreign currency exchange gain (loss)	(723)	1,578
Profit (loss) before tax	(2,961)	(5,342)
Income tax expense	(269)	(1,511)
Net income (loss) from operations	(3,230)	(6,853)
Operating segment | Cusi Mine | MEXICO
Disclosure of operating segments [line items]
Revenue	6,016	12,623
Production cost of sales	(6,019)	(5,063)
Depletion of mineral property	(690)	(752)
Depreciation and amortization of property, plant and equipment	(1,816)	(1,475)
Cost of sales	(8,525)	(7,290)
Gross profit (loss) from mining operations	(2,509)	5,333
Income (loss) from operations	(3,818)	3,757
Loss on spin out of Plexmar net assets	0
Interest expense and other finance costs	(462)	(583)
Other income (expense)	(153)	119
Foreign currency exchange gain (loss)	(128)	346
Profit (loss) before tax	(4,561)	3,639
Income tax expense	(32)	(333)
Net income (loss) from operations	(4,593)	3,306
Corporate | CANADA
Disclosure of operating segments [line items]
Revenue	0	0
Production cost of sales	0	0
Depletion of mineral property	0	0
Depreciation and amortization of property, plant and equipment	0	0
Cost of sales	0	0
Gross profit (loss) from mining operations	0	0
Income (loss) from operations	(6,200)	(3,938)
Loss on spin out of Plexmar net assets	(4,412)
Interest expense and other finance costs	0	335
Other income (expense)	725	(4)
Foreign currency exchange gain (loss)	(1,108)	(317)
Profit (loss) before tax	(10,995)	(3,924)
Income tax expense	0	0
Net income (loss) from operations	$ (10,995)	$ (3,924)